TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
Trade Receivables
Schedule of trade receivables

			Consolidated
	Ref.	12/31/2024	12/31/2023
Trade receivables
Third parties
In Brazil		1,457,840	1,525,773
Abroad		1,563,075	1,801,677
		3,020,915	3,327,450
Estimated credit losses		(212,088)	(226,053)
		2,808,827	3,101,397
Related parties	22.a	92,171	168,367
		2,900,998	3,269,764

Schedule of gross accounts receivable from third party customers

		Consolidated
	12/31/2024	12/31/2023
Current	2,522,661	2,938,483
Past-due up to 30 days	180,249	129,846
Past-due up to 180 days	139,106	36,568
Past-due over 180 days	178,899	222,553
	3,020,915	3,327,450

Schedule of changes in expected credit losses

		Consolidated
	12/31/2024	12/31/2023
Opening balance	(226,053)	(232,830)
(Loss)/Reversal estimated	3,964	(2,959)
Recovery and write-offs of receivables	10,001	9,736
Closing balance	(212,088)	(226,053)